Income Taxes (Tables)	9 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Composition of Income Tax Expense
The composition of income tax expense is as follows:

	For the three-month period ended September 30,				For the nine-month period ended September 30,
	2025		2024		2025		2024
Current period income tax	Ps.	11,396,894	Ps.	16,518,621	Ps.	35,216,214	Ps.	39,155,334
Deferred income tax		1,466,380	Ps.	(6,897,067)		5,360,667		(14,094,801)
Total Income tax	Ps.	12,863,274	Ps.	9,621,554	Ps.	40,576,881	Ps.	25,060,533

Deferred Tax Related to Items Recognized In OCI
Deferred tax related to items recognized in OCI during the three and nine-month periods ended September 30, 2025 and 2024 is asfollows:is as follows:

	For the three-month period ended September 30,				For the nine-month period ended September 30,
	2025		2024		2025		2024
Equity investments at fair value	Ps.	(104,103)	Ps.	(2,011,530)	Ps.	75,599	Ps.	(10,377,189)
Remeasurement of defined benefit plans		(20,711)		256,593		(2,589,972)		426,946
	Ps.	(124,814)	Ps.	(1,754,937)	Ps.	(2,514,373)	Ps.	(9,950,243)